SHARE CAPITAL (Details) - USD ($) shares in Thousands, $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SHARE CAPITAL
Share capital, shares outstanding	93,540	90,515	85,546
Number of common shares, value	$ 173,816	$ 171,671	$ 165,061